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                                                           RULE 497(B)(E) UNDER
                                                         SECURITIES ACT OF 1933
                                                              FILE NO. 33-72416



                                 PROSPECTUS OF
                              BRIDGEWAY FUND, INC.
                 RE: BRIDGEWAY AGGRESSIVE INVESTORS 1 PORTFOLIO

                        As amended on November 21, 2001

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   The Board of Directors voted to close the Aggressive Investors 1 Portfolio to new investors when net assets reached $275 million.

   Net assets in the Portfolio reached $275 million on November 16, 2001 and closed to new investors on November 21, 2001.

   Present shareholders can continue investing in the Aggressive Investors 1 Portfolio.

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